OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reclassifications (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	$ 15,239	$ 13,771	$ 13,267
Interest expense	(3,407)	(3,019)	(2,966)
Total before tax	5,444	5,906	3,298
Income tax (expense) recovery	(1,138)	(922)	(842)
Net income (loss) attributable to common shares from continuing operations	3,400	4,594	2,829
Plant operating costs and other	4,619	4,413	4,073
Income (loss) from equity investments	1,274	1,558	1,310
Net gain (loss) on sale of assets	0	620	0
Amounts reclassified from AOCI | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(43)	20	(97)
Income tax (expense) recovery	12	(4)	23
Net income (loss) attributable to common shares from continuing operations	(31)	16	(74)
Amounts reclassified from AOCI | Cash flow hedges | Commodities | Power and Energy Solutions
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Power and Energy Solutions)	19	32	(85)
Amounts reclassified from AOCI | Cash flow hedges | Foreign Exchange
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense and Foreign exchange gains (losses), net	(50)	0	0
Interest expense	(12)	(12)	(12)
Amounts reclassified from AOCI | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	0	6	0
Income tax (expense) recovery	0	0	0
Net income (loss) attributable to common shares from continuing operations	0	6	0
Amounts reclassified from AOCI | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	0	6	0
Amounts reclassified from AOCI | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	(2)	(4)	(6)
Net income (loss) attributable to common shares from continuing operations	1	15	16
Income (loss) from equity investments	3	19	22
Amounts reclassified from AOCI | Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) recovery	0	0	0
Net income (loss) attributable to common shares from continuing operations	0	15	0
Net gain (loss) on sale of assets	$ 0	$ 15	$ 0